Financial Revenue and Expenses - Summary of Financial Income and Expenses (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detail information about financial income and expenses [abstract]
Financial revenues	€ 491	€ 1,813
Financial expenses	(966)	(360)
Total	€ (475)	€ 1,452